Employee Benefit Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
Defined benefit obligation	$ 81,556	$ 87,316
Fair value of plan assets	(72,672)	(78,284)
Net defined benefit liability	$ 8,884	$ 9,032